Bank indebtedness, interim production financing, long-term debt and obligations under finance leases - Long-term debt and obligations under finance leases (Details) $ in Thousands	Jun. 30, 2018 CAD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CAD ($)	Jun. 30, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 866,603,000		$ 1,084,559,000
Liabilities	1,076,000,000		1,345,852,000
Less: Current portion	(120,557,000)		(336,100,000)
Non-current portion of non-current borrowings	746,046,000		748,459,000
Long-Term Debt and Obligations under Finance Leases
Disclosure of detailed information about borrowings [line items]
Borrowings	756,570,000		983,335,000
Less: Current portion	(10,524,000)		(234,876,000)
Non-current portion of non-current borrowings	746,046,000		748,459,000
Term Facility
Disclosure of detailed information about borrowings [line items]
Borrowings, net	623,066,000		616,339,000
Borrowings	747,021,000	$ 490,050		$ 495,000
Special Warrants
Disclosure of detailed information about borrowings [line items]
Borrowings, net	0		133,751,000
Senior Unsecured Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings, net	124,747,000		0
Borrowings	193,474,000
Senior Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0		225,000,000
Finance Lease Liabilities
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 8,757,000		8,245,000
Finance Lease Liabilities | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.00%	4.00%
Finance Lease Liabilities | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	9.80%	9.80%
Unamortized issue costs | Term Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 22,232,000		26,107,000
Unamortized issue costs | Special Warrants
Disclosure of detailed information about borrowings [line items]
Borrowings	0		6,249,000
Unamortized issue costs | Senior Unsecured Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,588,000		0
Recurring fair value measurement | Embedded derivatives
Disclosure of detailed information about borrowings [line items]
Liabilities			$ 0